Offerings	Jul. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.25 par value per share
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	163.175
Maximum Aggregate Offering Price	$ 16,317,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,253.45
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") to which this exhibit relates shall also cover any additional shares of the common stock of Seneca Foods Corporation (the "Corporation") that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of the Corporation's common stock. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(h) promulgated thereunder. The aggregate offering price is the average of the high and low prices of the Corporation's Class A Common Stock and Class B Common Stock as reported on the Nasdaq Stock Market on July 23, 2026. (3) Pursuant to Rule 416(c) under the Securities Act, the registration statement to which this exhibit relates also registers an indeterminate amount of interests to be offered or sold pursuant to the Corporation's Part-Time and Seasonal Employees' Savings Plan. In accordance with Rule 457(h)(2) under the Securities Act, no separate fee is required for such interests.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, $0.25 par value per share
Amount Registered | shares	25,000
Proposed Maximum Offering Price per Unit	163.10
Maximum Aggregate Offering Price	$ 4,077,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 563.10
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") to which this exhibit relates shall also cover any additional shares of the common stock of Seneca Foods Corporation (the "Corporation") that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of the Corporation's common stock. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(h) promulgated thereunder. The aggregate offering price is the average of the high and low prices of the Corporation's Class A Common Stock and Class B Common Stock as reported on the Nasdaq Stock Market on July 23, 2026. (3) Pursuant to Rule 416(c) under the Securities Act, the registration statement to which this exhibit relates also registers an indeterminate amount of interests to be offered or sold pursuant to the Corporation's Part-Time and Seasonal Employees' Savings Plan. In accordance with Rule 457(h)(2) under the Securities Act, no separate fee is required for such interests.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Participation Interests
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") to which this exhibit relates shall also cover any additional shares of the common stock of Seneca Foods Corporation (the "Corporation") that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of the Corporation's common stock. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(h) promulgated thereunder. The aggregate offering price is the average of the high and low prices of the Corporation's Class A Common Stock and Class B Common Stock as reported on the Nasdaq Stock Market on July 23, 2026. (3) Pursuant to Rule 416(c) under the Securities Act, the registration statement to which this exhibit relates also registers an indeterminate amount of interests to be offered or sold pursuant to the Corporation's Part-Time and Seasonal Employees' Savings Plan. In accordance with Rule 457(h)(2) under the Securities Act, no separate fee is required for such interests.